Other Current Liabilities	12 Months Ended
Mar. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 14 — OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
GST and other tax liabilities	$91,825	$73,248
Cheques receivables/payables (net)	2,008,696	1,437,245
Capital creditors	897,041	799,501
Advances from customers	415,463	142,196
	$3,413,025	$2,452,190